ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 12 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	June 30, 2024	September 30, 2023
Provision for settlement expenses and legal fees	$32,781,788	$29,763,627
Tax payables	5,542,156	2,849,346
Accrued payroll	1,852,669	2,406,650
Accrued interest	1,751,479	1,548,724
Refund liability	652,200	652,200
Dividend payable	468,272	401,859
Accrued expense - other	330,100	3,988,382
Total	$43,378,664	$41,610,788

NOTE 12 – ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	September 30, 2023	September 30, 2022
Accrued Expenses and Other Liabilities
Accrued expense - other	$34,397,209	$3,529,384
IRS tax liability	2,849,346	1,744,707
Accrued payroll	2,406,650	534,782
Accrued interest	1,548,724	1,377,008
Total	$41,201,929	$7,185,881